Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	£ 358
Ending Balance	427	£ 358
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	422	52
Additions	210	370
Disposals	(16)
Ending Balance	616	422
Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	64	34
Charge for the year	141	30
Disposals	(16)
Ending Balance	189	64
Office and Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	91
Ending Balance	114	91
Office and Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	142	52
Additions	84	90
Disposals	(16)
Ending Balance	210	142
Office and Computer Equipment | Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	51	34
Charge for the year	61	17
Disposals	(16)
Ending Balance	96	51
Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	267
Ending Balance	313	267
Fixtures and Fittings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	280
Additions	126	280
Ending Balance	406	280
Fixtures and Fittings | Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	13
Charge for the year	80	13
Ending Balance	£ 93	£ 13